RELATED PARTY TRANSACTIONS - Disclosure of information about HCI's share acquisitions from company (Details) - $ / shares	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 17, 2020	Dec. 19, 2019	Feb. 28, 2021	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [line items]
Price per common shares acquired from company	$ 1.40	$ 1.24
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			21,686,849	663,005	663,005
HCI [Member] | May 2018 [Member] | Prospectus Offering [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			2,490,900
Price per common shares acquired from company			$ 1.50
HCI [Member] | May 2018 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			1,509,099
Price per common shares acquired from company			$ 1.50
HCI [Member] | February 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			2,141,942
Price per common shares acquired from company			$ 1.33
HCI [Member] | April 2019 [Member] | Exercise of Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			177,000
Price per common shares acquired from company			$ 1.70
HCI [Member] | June 2019 [Member] | Exercise of Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			80,000
Price per common shares acquired from company			$ 1.70
HCI [Member] | June 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			1,111,111
Price per common shares acquired from company			$ 1.17
HCI [Member] | August 2019 [Member] | Prospectus Offering [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			2,856,000
Price per common shares acquired from company			$ 1.25
HCI [Member] | August 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			6,940,000
Price per common shares acquired from company			$ 1.32
HCI [Member] | December 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			1,612,931
Price per common shares acquired from company			$ 1.24
HCI [Member] | June 2020 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			500,000
Price per common shares acquired from company			$ 1.40
HCI [Member] | October 2020 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			1,146,790
Price per common shares acquired from company			$ 2.18
HCI [Member] | December 2020 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company			1,121,076
Price per common shares acquired from company			$ 2.23